Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	SBH			SB/RH
(in millions)	2018	2017	2016	2018	2017	2016
United States	$(140.4)	$(150.7)	$(130.3)	$25.4	$50.7	$97.3
Outside the United States	104.7	122.8	122.4	104.7	122.9	122.3
Income from operations before income taxes	$(35.7)	$(27.9)	$(7.9)	$130.1	$173.6	$219.6

Schedule Of Components Of Income Tax Expense

	SBH			SB/RH
(in millions)	2018	2017	2016	2018	2017	2016
Current tax expense:
U.S. Federal	$58.1	$6.9	$—	$58.4	$4.2	$2.0
Foreign	34.7	13.2	32.0	34.7	13.2	31.5
State and local	1.0	0.6	4.4	1.0	0.6	4.3
Total current tax expense	93.8	20.7	36.4	94.1	18.0	37.8
Deferred tax (benefit) expense:
U.S. Federal	(539.7)	(18.0)	(92.0)	(170.0)	(12.2)	(74.5)
Foreign	3.1	(10.1)	4.2	3.0	(10.1)	4.2
State and local	(19.9)	(4.4)	(1.4)	(3.9)	(4.3)	(0.9)
Total deferred tax expense	(556.5)	(32.5)	(89.2)	(170.9)	(26.6)	(71.2)
Income tax expense	$(462.7)	$(11.8)	$(52.8)	$(76.8)	$(8.6)	$(33.4)

Schedule Of Reconciliation Of Income Tax Expense

	SBH			SB/RH
(in millions)	2018	2017	2016	2018	2017	2016
U.S. Statutory federal income tax expense	$(8.8)	$(9.7)	$(2.8)	$31.9	$60.8	$76.9
Permanent items	7.6	4.8	10.0	(3.5)	0.8	6.2
Foreign statutory rate vs. U.S. statutory rate	3.0	(32.8)	(31.5)	3.0	(32.8)	(31.5)
State income taxes, net of federal effect	(2.9)	1.2	10.5	(1.9)	1.3	2.9
Illinois state rate change	—	(3.4)	—	—	(3.4)	—
Tax reform act - US rate change	(166.7)	—	—	(181.7)	—	—
Tax reform act - mandatory repatriation	73.1	—	—	73.1	—	—
Residual tax on foreign earnings	5.9	(36.1)	15.9	5.9	(36.1)	15.9
Benefit from adjustment to tax basis in assets	—	—	(8.5)	—	—	(8.5)
Change in valuation allowance	(365.6)	77.1	(46.3)	(0.3)	18.1	(83.3)
Unrecognized tax expense (benefit)	(0.1)	3.9	8.4	(0.1)	3.9	8.3
Foreign tax law changes	—	—	(3.7)	—	—	(3.7)
Share based compensation adjustments	(5.5)	(4.9)	(0.2)	(0.5)	(0.4)	0.4
Impact of IRC Section 9100 relief	—	—	(16.4)	—	—	(16.4)
Research and development tax credits	(1.9)	(9.3)	—	(1.9)	(9.3)	—
UK Tax refund	—	(1.5)	—	—	(1.5)	—
Outside basis difference	—	(0.8)	6.4	—	(5.4)	—
Return to provision adjustments and other, net	(0.8)	(0.3)	5.4	(0.8)	(4.6)	(0.6)
Income tax expense	$(462.7)	$(11.8)	$(52.8)	$(76.8)	$(8.6)	$(33.4)

Schedule Of Deferred Tax Assets and Deferred Tax Liabilities

	SBH		SB/RH
(in millions)	2018	2017	2018	2017
Deferred tax assets
Employee benefits	$24.8	$57.9	$23.1	$49.9
Restructuring	0.5	0.4	0.5	0.4
Inventories and receivables	25.0	32.7	25.0	32.7
Marketing and promotional accruals	9.9	15.8	9.9	15.8
Property, plant and equipment	32.1	31.4	31.2	30.9
Unrealized losses	7.1	16.7	7.1	16.7
Intangibles	14.3	8.5	14.3	8.5
Investment in subsidiaries	16.9	49.4	0.3	0.4
Net operating loss and credit carry forwards	790.8	1,019.2	281.8	362.2
Other	30.2	37.9	44.5	25.0
Total deferred tax assets	951.6	1,269.9	437.7	542.5
Deferred tax liabilities
Property, plant and equipment	51.4	31.4	51.4	31.4
Unrealized gains	7.3	5.7	7.3	5.7
Intangibles	416.4	580.2	416.4	580.2
Investment in partnership	52.0	91.5	52.0	91.5
Taxes on unremitted foreign earnings	6.2	2.8	6.2	2.8
Redemption of long term debt	—	8.4	—	—
Other	7.6	2.5	7.6	1.5
Total deferred tax liabilities	540.9	722.5	540.9	713.1
Net deferred tax liabilities	410.7	547.4	(103.2)	(170.6)
Valuation allowance	(282.6)	(946.4)	(178.4)	(243.5)
Net deferred tax liabilities, net valuation allowance	$128.1	$(399.0)	$(281.6)	$(414.1)
Reported as:
Deferred charges and other	$163.1	$16.8	$5.4	$1.7
Deferred taxes (noncurrent liability)	35.0	415.8	287.0	415.8

Schedule Of Unrecognized Tax Benefits

(in millions)	2018	2017	2016
Unrecognized tax benefits, beginning of year	$15.6	$11.8	$8.5
Gross increase – tax positions in prior period	0.9	3.4	3.2
Gross decrease – tax positions in prior period	(3.3)	(0.2)	(0.3)
Gross increase – tax positions in current period	2.4	0.9	1.1
Settlements	(0.4)	—	(0.7)
Lapse of statutes of limitations	(0.2)	(0.3)	—
Unrecognized tax benefits, end of year	$15.0	$15.6	$11.8